Financial Assets at Amortised Cost - Reverse Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reverse Repurchase Agreements [Abstract]
Financial institutions		$ 238,060
Argentine government		19,546,503
Allowances for loan losses		(218,419)
TOTAL	$ 0	$ 19,566,144